Financial instruments (Details) ₨ in Millions, $ in Millions		Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Assets:
Cash and cash equivalents		₨ 7,107	$ 85	₨ 5,779
Other investments		75,422		56,678
Trade and other receivables		80,298		72,485
Derivative financial instruments		169	2	1,232
Other assets	[1]	3,594		5,678
Total		166,590		141,852
Liabilities:
Trade and other payables		30,919	371	26,444
Derivative financial instruments		468	6	137
Long-term borrowings		7,297		6,082
Short-term borrowings		12,723	$ 153	7,390
Other liabilities and provisions	[2]	30,575		26,210
Total		81,982		66,263
Total fair value [Member]
Assets:
Cash and cash equivalents		7,107		5,779
Other investments		75,422		56,678
Trade and other receivables		80,298		72,485
Derivative financial instruments		169		1,232
Other assets	[1]	3,594		5,678
Total		166,590		141,852
Liabilities:
Trade and other payables		30,919		26,444
Derivative financial instruments		468		137
Long-term borrowings		7,297		6,082
Short-term borrowings		12,723		7,390
Other liabilities and provisions	[2]	30,575		26,210
Total		₨ 81,982		₨ 66,263

[1]	Other assets that are not financial assets (such as receivables from statutory authorities, export benefit receivables, prepaid expenses, advances paid and certain other receivables) of Rs.20,598 and Rs.15,191 as of March 31, 2024 and 2023, respectively, are not included.
[2]	Other liabilities and provisions that are not financial liabilities (such as statutory dues payable, deferred revenue, advances from customers and certain other accruals) of Rs.17,156 and Rs.16,907 as of March 31, 2024 and 2023, respectively, are not included. Other liabilities and provisions includes amount measured at amortized cost of Rs.30,388 and Rs.26,023 as of March 31, 2024 and 2023, respectively, and contingent consideration measured at FVTPL of Rs.187 and Rs.187 as of March 31, 2024 and 2023, respectively.